FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of black Scholes option pricing model

	Nine Months Ended September 30,		Years Ended December 31,
	2021	2020	2020	2019

	(unaudited)
Risk-free interest rate	0.55 – 1.09%	0.29 – 1.63%	0.29 – 1.63%	1.64 – 2.63%
Expected term (in years)	5.47 – 6.07	5.82 – 6.05	5.66 – 6.28	5.71 – 6.28
Expected dividend yield.	0%	0%	0%	0%
Expected volatility	36.88 – 51.52%	31.29 – 36.38%	31.29 – 36.85%	31.00 – 31.50%

Northern Genesis Acquisition Corp II [Member]
Schedule of company's assets and liabilities

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		September 30,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$414,028,694
Liabilities:
Warrant liability - Public Warrants	1	$14,766,000
Warrant liability - Private Placement Warrants	3	$7,489,067
FPA Liability	2	$713,333

Schedule of changes in fair value of warrant liabilities

The following table presents the changes in the fair value of private and public warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of September 25, 2020 (inception)	$—	$—	$—
Initial measurement on January 15, 2021	10,297,467	20,286,000	30,583,467
Change in valuation inputs or other assumptions	(2,808,400)	(5,520,000)	(8,328,400)
Fair value as of September 30, 2021	$7,849,067	$14,766,000	$22,255,067

Schedule Of Changes In The Fair Value Of The FPA Liability

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 2 liability, measured on a recurring basis.

FPA
Liability
Fair value, April 21, 2021	$966,667
Loss on change in fair value	(253,333)
Fair value, September 30, 2021	$713,334

Schedule of black Scholes option pricing model

The fair value of the Private Placement Warrants was estimated at January 15, 2021 to be $1.54 per share and at September 30, 2021 to be $1.12 per share using the modified Black-Scholes option pricing model and the following assumptions:

	January 15,	September 30,
	2021	2021
Expected Volatility	25.0%	17.0%
Risk-free interest rate	0.58%	1.02%
Expected term (years)	5.00	5.00
Fair value per share of common stock	$9.51	$9.93